WARRANTS LIABILITY (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	May 18, 2016	Dec. 31, 2015
Exercise price (in dollars per shares)		$ 0.058
November 2015 Warrants ($0.05 per share) [Member]
Exercise price (in dollars per shares)	$ 0.05
November 2015 Warrants ($0.075 per share) [Member]
Exercise price (in dollars per shares)	$ 0.075
November 2015 Offering [Member]
Exercisable date of warrants	Dec. 22, 2020
Estimated fair value of warrants	$ 209
November 2015 Offering [Member] | Maxim Group LLC [Member]
Exercise price (in dollars per shares)	$ 0.06875
Exercisable date of warrants	Dec. 22, 2020
Estimated fair value of warrants	$ 117
Warrant [Member]
Exercise price (in dollars per shares)	$ 0.0901		$ 0.06825
February 3, 2016 Warrants ($0.06 per share) [Member]
Exercise price (in dollars per shares)	$ 0.06
Exercisable date of warrants	Feb. 02, 2019
Estimated fair value of warrants	$ 87
February 2016 Offering ($0.10 per share) [Member]
Exercise price (in dollars per shares)	$ 0.10
Exercisable date of warrants	Feb. 14, 2021
Estimated fair value of warrants	$ 847
February 2016 Offering ($0.061 per share) [Member]
Exercise price (in dollars per shares)	$ 0.061
February 2016 Offering ($0.061 per share) [Member] | Maxim Group LLC [Member]
Exercise price (in dollars per shares)	0.0605
February 2016 Offering ($0.11 per share) [Member]
Exercise price (in dollars per shares)	0.11
February 2016 Offering ($0.11 per share) [Member] | Maxim Group LLC [Member]
Exercise price (in dollars per shares)	$ 0.11
February 2016 Offering [Member]
Exercisable date of warrants	Jul. 25, 2021
February 2016 Offering [Member] | Maxim Group LLC [Member]
Exercisable date of warrants	Feb. 14, 2021
Estimated fair value of warrants	$ 204
July 2016 Offering [Member] | Maxim Group LLC [Member]
Exercise price (in dollars per shares)	$ 0.11
Estimated fair value of warrants	$ 1,140
July 2016 Offering ($0.121c per share) [Member]
Exercise price (in dollars per shares)	$ 0.121
July 2016 Offering ($0.121c per share) [Member] | Maxim Group LLC [Member]
Exercise price (in dollars per shares)	0.121
July 2016 Offering ($0.083 per share) [Member]
Exercise price (in dollars per shares)	0.083
July 2016 Offering ($0.083 per share) [Member] | Maxim Group LLC [Member]
Exercise price (in dollars per shares)	$ 0.083
July 2016 Offering [Member] | Maxim Group LLC [Member]
Exercisable date of warrants	Jul. 25, 2021
Estimated fair value of warrants	$ 117
October 2016 Offering ($0.075 per shares) [Member]
Exercise price (in dollars per shares)	$ 0.075
Exercisable date of warrants	Oct. 24, 2021
Estimated fair value of warrants	$ 504
Warrants exercisable	6,666,666
Exercisable date of balance warrants	Dec. 19, 2021